Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants	9 Months Ended
Sep. 30, 2022 USD ($) $ / shares
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Expected dividend yield (in Dollars) | $
Weighted average fair value per warrant (in Dollars per share) | $ / shares	$ 32.64
Bottom of Range [Member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Risk-free interest rate	0.25%
Expected life of warrants	2 months 12 days
Volatility	75.00%
Top of Range [Member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Risk-free interest rate	4.02%
Expected life of warrants	5 years 3 months
Volatility	100.50%